Subsidies Prepaid to Distributors (Tables)	12 Months Ended
Dec. 31, 2017
Subsidies Prepaid to Distributors [Abstract]
Schedule of subsidies prepaid to distributors
Amount
At January 1, 2016	516,231
additions for the year	779,991
charge for the year	(873,231)
translation adjustment	(32,995)
At December 31, 2016	389,996
additions for the year	-
charge for the year	(389,996)
translation adjustment	-
At December 31, 2017	-